RESTRUCTURING, GOODWILL IMPAIRMENT AND ASSET RELATED CHARGES - NET	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
RESTRUCTURING, GOODWILL IMPAIRMENT AND ASSET RELATED CHARGES - NET
RESTRUCTURING, GOODWILL IMPAIRMENT AND ASSET RELATED CHARGES - NET
The "Restructuring, goodwill impairment and asset related charges - net" line in the consolidated statements of income is used to record charges for restructuring programs, goodwill impairments, and other asset related charges, which includes other asset impairments.

DowDuPont Cost Synergy Program
In September and November 2017, DowDuPont approved post-merger restructuring actions under the DowDuPont Cost Synergy Program (the "Synergy Program") which was designed to integrate and optimize the organization following the Merger and in preparation for the business separations. The Company expected (prior to the impact of any discontinued operations) to record total pretax restructuring charges of approximately $1.3 billion, which included initial estimates of approximately $525 million to $575 million of severance and related benefit costs; $400 million to $440 million of asset write-downs and write-offs, and $290 million to $310 million of costs associated with exit and disposal activities. The restructuring charges below reflect charges from continuing operations.

The Company recorded pretax restructuring charges of $399 million in 2017, consisting of severance and related benefit costs of $307 million, asset write-downs and write-offs of $87 million and costs associated with exit and disposal activities of $5 million. For the year ended December 31, 2018, the Company recorded pretax restructuring charges of $184 million, consisting of severance and related benefit costs of $137 million, asset write-downs and write-offs of $33 million and costs associated with exit and disposal activities of $14 million. The impact of these charges is shown as "Restructuring, goodwill impairment and asset related charges ‑ net" in the consolidated statements of income. The Company expects to record additional restructuring charges during 2019 and substantially complete the Synergy Program by the end of 2019.

The following table summarizes the activities related to the Synergy Program. At December 31, 2018, $205 million was included in "Accrued and other current liabilities" ($170 million at December 31, 2017) and $12 million was included in "Other noncurrent obligations" ($105 million at December 31, 2017) in the consolidated balance sheets.

DowDuPont Synergy Program	Severance and Related Benefit Costs	Asset Write-downs and Write-offs	Costs Associated with Exit and Disposal Activities	Total
In millions
2017 restructuring charges
Performance Materials & Coatings	$—	$9	$2	$11
Industrial Intermediates & Infrastructure	—	12	—	12
Packaging & Specialty Plastics	—	33	3	36
Corporate	307	33	—	340
Total 2017 restructuring charges	$307	$87	$5	$399
Charges against the reserve	—	(87)	—	(87)
Cash payments	(37)	—	—	(37)
Reserve balance at Dec 31, 2017	$270	$—	$5	$275
2018 restructuring charges
Performance Materials & Coatings	$—	$7	$—	$7
Industrial Intermediates & Infrastructure	—	—	11	11
Packaging & Specialty Plastics	—	10	3	13
Corporate	137	16	—	153
Total 2018 restructuring charges	$137	$33	$14	$184
Charges against the reserve	—	(33)	—	(33)
Cash payments	(197)	—	(12)	(209)
Reserve balance at Dec 31, 2018	$210	$—	$7	$217

Asset Write-downs and Write-offs
The restructuring charges related to the write-down and write-off of assets in 2017 totaled $87 million. Details regarding the write-downs and write-offs are as follows:

•
The Company recorded a charge of $22 million for asset write-downs and write-offs aligned with an energy project, including the write-off of capital projects and other non-manufacturing assets in Packaging & Specialty Plastics.

•
The Company recorded a charge of $65 million for other miscellaneous asset write-downs and write-offs, including the shutdown of several small manufacturing facilities and the write-off of non-manufacturing assets, certain corporate facilities and data centers. The charge related to Performance Materials & Coatings ($9 million), Industrial Intermediates & Infrastructure ($12 million), Packaging & Specialty Plastics ($11 million) and Corporate ($33 million). These manufacturing facilities will be shut down primarily by the end of 2019.

The restructuring charges related to the write-down and write-off of assets in 2018 are as follows:

•
The Company recorded a charge of $33 million for other miscellaneous asset write-downs and write-offs, including the shutdown of several small manufacturing facilities and the write-off of non-manufacturing assets and certain corporate facilities. The charge related to Performance Materials & Coatings ($7 million), Packaging & Specialty Plastics ($10 million) and Corporate ($16 million). These manufacturing facilities will be shut down by the end of the third quarter of 2019.

Costs Associated with Exit and Disposal Activities
The restructuring charges for costs associated with exit and disposal activities, including contract cancellation penalties and environmental remediation liabilities, totaled $5 million in 2017 and $14 million in 2018.

2016 Restructuring
On June 27, 2016, TDCC's Board approved a restructuring plan that incorporated actions related to the ownership restructure of Dow Silicones. These actions, aligned with TDCC’s value growth and synergy targets, resulted in a global workforce reduction of approximately 2,500 positions, with most of these positions resulting from synergies related to the ownership restructure of Dow Silicones.

As a result of these actions, the Company recorded pretax restructuring charges of $436 million in the second quarter of 2016, consisting of severance and related benefit costs of $255 million, asset write-downs and write-offs of $153 million and costs associated with exit and disposal activities of $28 million. The impact of these charges is shown as "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. The 2016 restructuring activities were substantially complete at June 30, 2018, with remaining liabilities for severance and related benefit costs and costs associated with exit and disposal activities to be settled over time.

The following table summarizes the activities related to the Company's 2016 restructuring reserve.

2016 Restructuring Charges	Severance and Related Benefit Costs	Asset Write-downs and Write-offs	Costs Associated with Exit and Disposal Activities	Total
In millions
Performance Materials & Coatings	$—	$27	$15	$42
Industrial Intermediates & Infrastructure	—	70	13	83
Packaging & Specialty Plastics	—	10	—	10
Corporate	255	46	—	301
2016 restructuring charges	$255	$153	$28	$436
Charges against the reserve	—	(153)	—	(153)
Cash payments	(66)	—	(1)	(67)
Reserve balance at Dec 31, 2016	$189	$—	$27	$216
Adjustments to the reserve [1]	—	—	(7)	(7)
Cash payments	(137)	—	(3)	(140)
Reserve balance at Dec 31, 2017	$52	$—	$17	$69
Adjustments to the reserve [1]	(8)	—	14	6
Cash payments	(38)	—	(4)	(42)
Reserve balance at Jun 30, 2018	$6	$—	$27	$33

1.
Included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. Charges for severance and related benefit costs related to Corporate and costs associated with exit and disposal activities related to Performance Materials & Coatings.

Asset Write-downs and Write-offs
The restructuring charges related to the write-down and write-off of assets in the second quarter of 2016 totaled $153 million. Details regarding the write-downs and write-offs are as follows:

•
The Company recorded a charge of $70 million for asset write-downs and write-offs including the shutdown of a solar manufacturing facility in Midland, Michigan; the write-down of a solar facility in Milpitas, California; and, the write-off of capital projects and in-process research and development. The charge was related to Industrial Intermediates & Infrastructure. The Midland facility was shut down in the third quarter of 2016.

•
To enhance competitiveness and streamline costs associated with the ownership restructure of Dow Silicones, a silicones manufacturing facility in Yamakita, Japan, was shut down in the fourth quarter of 2018. In addition, an idled facility was shut down in the second quarter of 2016. As a result, the Company recorded a charge of $25 million related to Performance Materials & Coatings.

•	The Company recorded a charge of $25 million related to Corporate to close and/or consolidate certain corporate facilities and data centers.

•
A decision was made to shut down a small manufacturing facility and to write-down other non-manufacturing assets, including a cost method investment and certain aircraft. As a result, the Company recorded a charge of $33 million related to Performance Materials & Coatings ($2 million), Packaging & Specialty Plastics ($10 million) and Corporate ($21 million). The manufacturing facility was shut down in the second quarter of 2016.

Costs Associated with Exit and Disposal Activities
The restructuring charges for costs associated with exit and disposal activities, including contract cancellation penalties, environmental remediation and warranty liabilities, were $28 million in the second quarter of 2016.

The Company expects to incur additional costs in the future related to its restructuring activities. Future costs are expected to include demolition costs related to closed facilities and restructuring plan implementation costs; these costs will be recognized as incurred. The Company also expects to incur additional employee-related costs, including involuntary termination benefits, related to its other optimization activities. These costs cannot be reasonably estimated at this time.

Goodwill Impairment
Upon completion of the goodwill impairment testing in the fourth quarter of 2017, the Company determined the fair value of the Coatings & Performance Monomers reporting unit was lower than its carrying amount. As a result, the Company recorded an impairment charge of $1,491 million in the fourth quarter of 2017, included in “Restructuring, goodwill impairment and asset related charges - net” in the consolidated statements of income and related to Performance Materials & Coatings. See Note 15 for additional information on the impairment charge.

Asset Related Charges
2018 Charges
In 2018, the Company recognized an additional pretax impairment charge of $34 million related primarily to capital additions made to a biopolymers manufacturing facility in Santa Vitoria, Minas Gerais, Brazil, which was impaired in 2017. The impairment charge was included in “Restructuring, goodwill impairment and asset related charges - net” in the consolidated statements of income and related to the Packaging & Specialty Plastics segment. See Notes 24 and 25 for additional information.

2017 Charges
In the fourth quarter of 2017, the Company recognized a $622 million pretax impairment charge related to a biopolymers manufacturing facility in Santa Vitoria, Minas Gerais, Brazil. The Company determined it would not pursue an expansion of the facility’s ethanol mill into downstream derivative products, primarily as a result of cheaper ethane-based production as well as the Company’s new assets coming online on the U.S. Gulf Coast which can be used to meet growing market demands in Brazil. As a result of this decision, cash flow analysis indicated the carrying amount of the impacted assets was not recoverable. The impairment charge was included in “Restructuring, goodwill impairment and asset related charges - net” in the consolidated statements of income and related to the Packaging & Specialty Plastics segment. See Notes 24 and 25 for additional information.

The Company also recognized other pretax impairment charges of $246 million in the fourth quarter of 2017, including charges related to manufacturing assets of $159 million, an equity method investment of $81 million and other assets of $6 million. The impairment charges were included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income and related to Performance Materials & Coatings ($83 million), Industrial Intermediates & Infrastructure ($5 million), Packaging & Specialty Plastics ($58 million) and Corporate ($100 million). See Note 24 for additional information.

2016 Charges
In the fourth quarter of 2016, the Company recognized a $143 million pretax impairment charge related to its equity interest in AgroFresh Solutions, Inc. (“AFSI”) due to a decline in the market value of AFSI. The impairment charge was included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income and related to the Corporate segment. See Notes 14, 24 and 25 for additional information.